Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of changes in Level 3	The following table summarizes the changes in Private Placement Warrant liability for the year ended December 31, 2021 and 2020:

Balance at December 31, 2019	$111,813
Mark to market adjustment on financial instruments	205,062
Exercise of Private Placement Warrants	(4,124)
Balance at December 31, 2020	$312,751
Mark to market adjustment on financial instruments	(81,320)
Exercise of Private Placement Warrants	(3,592)
Balance at December 31, 2021	$227,839
The following table presents the changes in the earn-out for the year ended December 31, 2021 and 2020:

Balance at December 31, 2019	$11,100
Payment of earn-out liability (1)	(11,701)
Revaluations included in earnings	601
Balance at December 31, 2020	$—
Payment of earn-out liability	—
Revaluations included in earnings	—
Balance at December 31, 2021	$—

(1) See Note 23 - Commitments and Contingencies for further details.

Summary of the Company's assets and liabilities that were recognized at fair value on a recurring basis
The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2021 and 2020:

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Forward contracts asset	$—	$2,205	$—	$2,205
Interest rate swap asset	—	1,957	—	1,957
	—	4,162	—	4,162
Liabilities
Warrant liability	—	—	227,839	227,839
Employee phantom share liability - current	—	152,422	—	152,422
Forward contracts liability	—	641	—	641
Total	$—	$153,063	$227,839	$380,902

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Forward contracts asset	$—	$8,574	$—	$8,574
	—	8,574	—	8,574
Liabilities
Warrant liability	—	—	312,751	312,751
Employee phantom share liability - current	—	57,752	—	57,752
Employee phantom share liability - non-current	—	393	—	393
Forward contracts liability	—	106	—	106
Interest rate swap liability	—	5,159	—	5,159
Contingent stock liability	—	130,594	—	130,594
Total	$—	$194,004	$312,751	$506,755